Significant Accounting Policies (Details) - Schedule of Computing Income (Loss) Per Share and the Effect on Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Computing Income (Loss) Per Share and the Effect on Income (Loss) [Abstract]
Diluted net loss per share	$ (1.56)	$ (1.69)	$ (0.81)